SOURCE CAPITAL, INC.

Portfolio of investments

March 31, 2021

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 7.0%
Alphabet, Inc. (Class A)(a)	2,566	$5,292,426
Alphabet, Inc. (Class C)(a)	2,566	5,308,105
Baidu, Inc. (ADR) (China)(a)	7,690	1,672,959
Facebook, Inc. (Class A)(a)	17,013	5,010,839
Naspers, Ltd. (N Shares) (South Africa)	36,294	8,684,274
Prosus NV (Netherlands)(a)	18,189	2,022,107
		$27,990,710
SEMICONDUCTOR DEVICES — 6.4%
Analog Devices, Inc.	69,581	$10,790,622
Broadcom, Inc.	24,229	11,234,018
NXP Semiconductors NV (Netherlands)	18,460	3,716,736
		$25,741,376
CABLE & SATELLITE — 4.5%
Charter Communications, Inc. (Class A)(a)	7,591	$4,683,799
Comcast Corp. (Class A)	245,529	13,285,574
		$17,969,373
CEMENT & AGGREGATES — 4.0%
HeidelbergCement AG (Germany)	46,470	$4,221,211
LafargeHolcim Ltd. (Switzerland)(a)	200,230	11,766,148
		$15,987,359
DIVERSIFIED BANKS — 2.9%
Avanti Acquisition Corp. (Cayman Islands)(a)	179,000	$1,852,650
Citigroup, Inc.	136,030	9,896,183
		$11,748,833
P&C INSURANCE — 2.9%
American International Group, Inc.	251,364	$11,615,530

ELECTRICAL COMPONENTS — 2.6%
TE Connectivity, Ltd. (Switzerland)	81,753	$10,555,130

INVESTMENT COMPANIES — 2.6%
Groupe Bruxelles Lambert SA (Belgium)	100,190	$10,369,916

INDUSTRIAL DISTRIBUTION & RENTAL — 2.1%
Howmet Aerospace, Inc.	99,184	$3,186,782
LG Corp. (South Korea)	66,070	5,277,427
		$8,464,209
INSURANCE BROKERS — 2.1%
Aon plc (Class A) (Britain)	36,646	$8,432,611

BANKS — 1.9%
Wells Fargo & Co.	197,996	$7,735,704

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

COMMON STOCKS (Continued)	Shares	Fair Value
APPLICATION SOFTWARE — 1.7%
Epic Games, Inc.(b)(c)(d)	4,347	$2,499,525
Nexon Co. Ltd. (Japan)	138,703	4,497,121
		$6,996,646
RAILROAD ROLLING STOCK — 1.6%
Westinghouse Air Brake Technologies Corp.	80,610	$6,381,088

MIDSTREAM - OIL & GAS — 1.3%
Kinder Morgan, Inc.	304,809	$5,075,070

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.1%
Cie Financiere Richemont SA (Switzerland)	47,000	$4,512,278

BASE METALS — 1.1%
Glencore plc (Switzerland)(a)	1,096,310	$4,296,075

TELECOM CARRIERS — 1.0%
SoftBank Group Corp. (Japan)	48,910	$4,121,294

INFRASTRUCTURE SOFTWARE — 0.9%
FirstEnergy Corp.	103,980	$3,607,066

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.9%
Samsung C&T Corp. (South Korea)	32,030	$3,523,512

INTERNET BASED SERVICES — 0.8%
Booking Holdings, Inc.(a)	1,286	$2,996,174

REAL ESTATE OWNERS & DEVELOPERS — 0.7%
Swire Pacific Ltd. (Class A) (Hong Kong)	378,440	$2,838,020

HOTELS, RESTAURANTS & LEISURE — 0.6%
Marriott International, Inc. (Class A)	16,230	$2,403,825

E-COMMERCE DISCRETIONARY — 0.5%
Alibaba Group Holding Ltd. (ADR) (China)(a)	9,334	$2,116,298

INTEGRATED UTILITIES — 0.3%
PG&E Corp.(a)	114,773	$1,343,992

MEDICAL EQUIPMENT — 0.3%
Olympus Corp. (Japan)	63,770	$1,319,459

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

COMMON STOCKS (Continued)	Shares or Principal Amount	Fair Value
OIL & GAS SERVICES & EQUIPMENT — 0.3%
McDermott International Ltd. (a)	1,584,057	$1,267,246

ENERGY — 0.3%
PHI Group, Inc. (a)(b)	26,711	$373,954
PHI Group, Inc., Restricted(a)(b)	57,741	808,374
		$1,182,328
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	2,141	$19,269
Copper Property CTL Pass Through Trust(a)(b)(c)(d)	16,058	256,928
		$276,197

OTHER COMMON STOCKS — 2.8%(a)(e)(f)		$11,094,999

TOTAL COMMON STOCKS — 55.3% (Cost $158,703,914)		$221,962,318

LIMITED PARTNERSHIPS — 3.0%
Blue Torch Credit Opportunities Fund II LP(b)(c)(d)(j)	55,000	$1,855,182
MSD PRIVATE CREDIT OPP FD 2 LP(b)(c)(d)(j)	80,000	2,440,000
MSD Real Estate Credit Opportunities Fund(b)(c)(d)(j)	30,000	798,959
Nebari Natural Resources Credit Fund I LP(b)(c)(d)(j)	55,000	1,897,113
Post Road Special Opportunity Fund I LP(b)(c)(d)(j)	18,000	1,010,162
Silverpeak Credit Opportunities Onshore Fund LP(b)(c)(d)	34,745	3,177,000
Silverpeak Special Situations(b)(c)(d)(j)	20,000	843,086

TOTAL LIMITED PARTNERSHIPS (Cost $11,937,147)		$12,021,502

PREFERRED STOCK — 0.1%

ENGINEERING SERVICES — 0.1%
McDermott International, Inc.(b)(c)(d) (Cost $0)	711	$497,760

CLOSED END FUND — 0.5%
Altaba Escrow(b) (Cost $108,570)	142,220	$2,062,190

RIGHTS / WARRANTS

MIDSTREAM - OIL & GAS — 0.0%
Windstream Rights Offering(b)(c)(d)	10,312	$113,432

ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023	69,686	$26,543

TOTAL RIGHTS / WARRANTS — 0.0% (Cost $316,230)		$139,975

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%

NON-AGENCY — 0.1%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$212,232	$213,424
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 4.965% 2/11/2041(g)	51,284	51,282
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 1.499% 10/15/2031(f)(g)	7,651	7,479
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 1.499% 10/15/2031(f)(g)	226,000	216,862
		$489,047

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $490,977)		$489,047

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.1%

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.1%
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(f)(g)	$491,350	$494,434
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(c)(f)(g)	125,000	125,687
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(f)(g)	52,155	52,950
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(f)(g)	1,328,000	1,326,177
PRPM LLC 2020-5 A1 — 3.104% 11/25/2025(f)(h)	1,827,534	1,840,263
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(c)(f)(h)	1,505,000	1,505,000
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	471,209	470,936
VCAT LLC 2020-NPL1 A1 — 3.671% 8/25/2050(f)(h)	178,329	181,262
VOLT XCI LLC 2020-NPL7 A1 — 3.105% 11/25/2050(f)(h)	2,245,924	2,272,388
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	1,807,547	1,803,589
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(h)	2,250,269	2,247,538
		$12,320,224

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $12,280,570)		$12,320,224

ASSET-BACKED SECURITIES — 9.0%

COLLATERALIZED LOAN OBLIGATION — 6.5%
ABPCI Direct Lending Fund CLO I LLC 2017-1A ER, 3M USD LIBOR + 7.600%, FRN — 7.793% 4/20/2032(f)(g)	$2,942,000	$2,794,624
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(f)	250,000	250,156
AGL CLO 6 Ltd. 2020-6A E, 3M USD LIBOR + 7.480%, FRN — 7.704% 7/20/2031(f)(g)	250,000	252,005
AGL CLO 7 Ltd. 2020-7A A1, 3M USD LIBOR + 1.800%, FRN — 2.041% 7/15/2031(f)(g)	637,000	638,344
AGL CLO 7 Ltd. 2020-7A E, 3M USD LIBOR + 7.480%, FRN — 7.721% 7/15/2031(f)(g)	685,000	685,778
B&M CLO Ltd. 2014-1A A2R, 3M USD LIBOR + 1.600%, FRN — 1.823% 4/16/2026(f)(g)	64,702	64,700
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750%, FRN — 1.991% 4/15/2027(f)(g)	183,817	183,854

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
CIFC Funding Ltd. 2020-2A E, 3M USD LIBOR + 7.635%, FRN — 7.859% 8/24/2032(f)(g)	$569,000	$573,017
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	109,000	109,259
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	1,177,000	1,171,761
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	271,000	271,075
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550%, FRN — 1.744% 11/15/2029(f)(g)	1,027,000	1,026,814
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, 3M USD LIBOR + 7.250%, FRN — 7.444% 11/15/2029(f)(g)	328,000	321,564
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490%, FRN— 7.674% 12/15/2028(g)	561,000	544,526
Golub Capital BDC CLO 4 LLC 2020-1A A1, 3M USD LIBOR + 2.350%, FRN — 2.545% 11/5/2032(f)(g)	629,000	632,989
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(c)(f)	1,444,000	1,444,000
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,620,000	1,620,449
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100%, FRN — 1.322% 10/22/2025(f)(g)	31,814	31,823
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	388,059	391,366
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	806,018	813,309
Ivy Hill Middle Market Credit Fund IX Ltd. 9A CR, 3M USD LIBOR + 2.350%, FRN — 2.573% 1/18/2030(f)(g)	630,000	614,172
Ivy Hill Middle Market Credit Fund, Ltd., 3M USD LIBOR + 7.750%, FRN — 1.000% 4/22/2033(f)(g)	3,464,000	3,359,720
Octagon Investment Partners 48 Ltd. 2020-3A E, 3M USD LIBOR + 7.660%, FRN — 7.892% 10/20/2031(f)(g)	850,000	852,657
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.60%, FRN — 1.787% 6/22/2030(f)(g)	624,369	624,711
Stratus CLO Ltd. 2020-2A D, 3M USD LIBOR + 3.650%, FRN — 3.918% 10/15/2028(f)(g)	370,000	370,908
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000%, FRN — 2.223% 7/17/2026(f)(g)	550,000	550,012
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400%, FRN — 8.594% 4/15/2031(f)(g)	4,421,000	4,270,549
Voya CLO Ltd. 2020-2A E, 3M USD LIBOR + 7.850%, FRN — 8.073% 7/19/2031(f)(g)	768,000	769,703
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(f)	26,907	26,926
Woodmont Trust, 3M USD LIBOR + 2.000%, FRN — 2.223% 10/18/2032(f)(g)	758,000	761,913
		$26,022,684
EQUIPMENT — 0.8%
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	$2,949,100	$2,923,233
Prop Series 2017-1A — 5.300% 3/15/2042(c)	529,949	482,253
		$3,405,486
OTHER — 1.7%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$350,000	$351,339
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,536,000	3,555,897
Legal Fee Funding — 8.000% 7/20/2036(f)	353,317	365,503
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(c)(f)	872,000	866,550
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(f)	414,571	414,669

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(f)	479,740	479,902
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	$477,555	$483,656
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	172,495	174,207
		$6,691,723

TOTAL ASSET-BACKED SECURITIES (Cost $35,935,927)		$36,119,893

CORPORATE BONDS & NOTES — 7.8%
COMMUNICATIONS — 0.5%
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	$1,272,000	$1,361,040
Frontier Communications Corp. — 5.875% 10/15/2027(f)	453,000	479,614
Uber Technologies, Inc. — 8.000% 11/1/2026(f)	128,000	138,560
		$1,979,214
CONSUMER, CYCLICAL — 2.5%
Air Canada 2020-1 Class C Pass Through Trust — 10.500% 7/15/2026(f)	$2,643,000	$3,224,460
Aramark Services, Inc. — 6.375% 5/1/2025(f)	359,000	380,540
Carnival Corp. — 11.500% 4/1/2023(f)	2,449,000	2,788,799
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	201,000	215,321
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	3,168,000	3,674,880
		$10,284,000
CONSUMER, NON-CYCLICAL — 0.4%
Cimpress plc — 7.000% 6/15/2026(f)	$381,000	$401,002
StoneMor Partners LP/ Cornerstone Family Services of West Virginia Subsidiary PIK — 11.500% 6/30/2024	1,082,853	1,074,732
		$1,475,734
ENERGY — 1.0%
Gulfport Energy Corp. — 6.000% 10/15/2024	$337,000	$289,820
Gulfport Energy Corp. — 6.375% 5/15/2025	162,000	144,990
Gulfport Energy Corp. — 6.375% 1/15/2026	169,000	153,367
Gulfport Energy Corp. — 6.625% 5/1/2023	171,000	147,060
Natural Resource Partners LP/NRP Finance Corp. — 9.125% 6/30/2025(f)	945,000	898,421
Par Petroleum LLC/Par Petroleum Finance Corp. — 12.875% 1/15/2026(f)	2,000,000	2,295,000
		$3,928,658
INDUSTRIAL — 3.4%
Tidewater, Inc. — 8.000% 8/1/2022	$13,850,325	$13,815,699

TOTAL CORPORATE BONDS & NOTES (Cost $28,578,533)		$31,483,305

CORPORATE BANK DEBT — 6.5%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024(b)(g)	$214,920	$214,920
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(b)(g)	1,766,872	1,760,246

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
Asurion LLC Second Lien, 1M USD LIBOR + 3.000% — 3.109% 11/3/2024(b)(g)	$2,314,000	$2,303,888
BJ Services, Inc., 7.000% — 8.500% 1/3/2023(b)(c)(d)	432,322	410,706
Capstone Acquisition Hldgs, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR — 4.750% 11/12/2027(b)(j)	399,000	—
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(g)	2,220,435	2,220,435
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(b)(g)	1,041,638	1,040,524
Delta Air Lines, Inc. 2020 Term Loan B 1M USD LIBOR + 4.750% — 5.750% 4/29/2023(b)(g)	379,000	379,948
Frontier Communications Corp. 2020 Dip Exit Term Loan, 1M USD LIBOR +2.750%— 5.750% 10/8/2021(b)(g)	1,269,000	1,270,586
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022(b)	1,666,000	1,661,835
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)(g)	471,317	1,178
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(b)(g)	288,453	276,914
MB2LTL, 2M USD LIBOR + 9.250% — 10.250% 11/30/2023(b)(c)(g)	184,000	184,329
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(j)	7,365,000	(846,975)
McDermott Intl Senior Exit LC — 0.000% 6/30/2024(b)(c)(g)	162,662	(21,146)
McDermott LC, 1M USD LIBOR — 6.335% 12/31/2021(b)(c)(d)(j)	302,560	829,797
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.109% 6/30/2025(b)(g)	1,155,513	647,087
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.109% 6/30/2024(b)(g)	141,919	112,116
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024 (b)(c)(d)	3,699,483	3,440,519
OTG Management, LLC, 3M USD LIBOR + 7.000% — 8.000% 8/26/2021(b)(c)(g)	53,301	48,318
OTG Management, LLC, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021(b)(c)(g)	19,970	18,104
OTGTL, 3M USD LIBOR + 9.000% — 10.000% 8/26/2021(b)(c)(g)	676,852	613,580
Packers Holdings LLC 2020 Incremental Term Loan,1M USD LIBOR + 4.000% — 4.750% 12/4/2024(b)(g)	17,000	16,798
Packers Holdings, LLC First Lien, 1M USD LIBOR + 3.000% — 4.000% 12/4/2024(b)(g)	960,000	948,605
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023(b)(g)	589,261	565,690
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 4.453% 9/22/2025(b)(g)	1,979,747	1,900,557
Solera Holdings, Inc. USD Term Loan B, 1M USD LIBOR + 2.750% — 2.859% 3/3/2023(b)(g)	2,401,641	2,385,622
Steenbok Lux Finco 2 SARL, 6M USD LIBOR + 7.875% — 7.875% 12/31/2021(b)(g)	2,214,168	2,654,978
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.609% 6/30/2025(b)(g)	849,730	851,676
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(b)(g)	259,039	259,039

TOTAL CORPORATE BANK DEBT (Cost $28,835,311)		$26,149,874

TOTAL BONDS & DEBENTURES — 26.5% (Cost $106,121,318)		$106,562,343

TOTAL INVESTMENT SECURITIES — 85.4% (Cost $277,187,179)		$343,246,088

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2021

(Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — 17.4%
State Street Bank Repurchase Agreement — 0.00% 4/1/2021
(Dated 03/31/2021, repurchase price of $69,620,000, collateralized by $71,037,500 principal amount U.S. Treasury Notes — 0.125% 2023, fair value $71,012,495)(i)	$69,620,000	$69,620,000
TOTAL SHORT-TERM INVESTMENTS (Cost $69,620,000)		$69,620,000

TOTAL INVESTMENTS — 102.8% (Cost $346,807,179)		$412,866,088
Other Assets and Liabilities, net — (2.8)%		(11,431,330)
NET ASSETS — 100.0%		$401,434,758

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 11.16% of total net assets at March 31, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 5.00% of total net assets at March 31, 2021.
(e)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2021.
(i)	Security pledged as collateral.
(j)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES

March 31, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024	07/15/2020	$210,434	$214,920	0.05%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/06/2020, 02/02/2021, 03/17/2021, 03/18/2021	1,759,222	1,760,246	0.44%
Altaba Escrow	09/27/2019	108,570	2,062,190	0.51%
Asurion LLC Second Lien, 1M USD LIBOR + 3.000% — 3.109% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021	2,312,375	2,303,888	0.57%
BJ Services, Inc., 7.000% — 8.500% 1/3/2023	01/28/2019	429,565	410,706	0.10%
Blue Torch Credit Opportunities Fund II LP	02/16/2021	1,855,182	1,855,182	0.46%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	11/12/2020	2,199,381	2,220,435	0.55%
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024	11/13/2020	1,042,820	1,040,524	0.26%
Copper Earn Out Trust	12/08/2020	—	19,269	0.01%
Copper Property CTL Pass Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018,11/27/2018, 06/08/2020, 07/10/2020	528,672	256,928	0.06%
Delta Air Lines, Inc. 2020 Term Loan B 1M USD LIBOR + 4.750% — 5.750% 4/29/2023	11/13/2020	382,790	379,948	0.10%
Epic Games, Inc.	06/25/2020	2,499,525	2,499,525	0.62%
Frontier Communications Corp. 2020 Dip Exit Term Loan, 1M USD LIBOR+ 2.750% — 5.750% 10/8/2021	11/13/2020, 11/19/2020	1,266,826	1,270,586	0.32%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022	12/23/2020	1,658,460	1,661,835	0.41%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	1,178	0.00%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	03/31/2020, 06/30/2020, 09/30/2020, 12/31/2020	286,899	276,914	0.07%
MB2LTL, 2M USD LIBOR + 9.250% — 10.250% 11/30/2023	12/02/2016, 01/31/2017	182,709	184,329	0.05%
MSD PRIVATE CREDIT OPP FD 2 LP	03/08/2021	2,440,000	2,440,000	0.61%
MSD Real Estate Credit Opportunities Fund	06/11/2020	728,096	798,959	0.20%
McDermott International, Inc	12/31/2020	—	497,760	0.12%
McDermott Intl Senior Exit LC — 0.000% 6/30/2024	07/01/2020	(51,205)	(21,146)	(0.01)%
McDermott LC, 1M USD LIBOR — 6.335% 12/31/2021	03/04/2021	927,842	829,797	0.21%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020, 12/14/2020	(54,485)	(846,975)	(0.21)%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.109% 6/30/2025	07/20/2020, 07/29/2020, 08/03/2020, 09/01/2020, 11/02/2020, 11/30/2020, 12/31/2020, 01/05/2021,	2,743,905	647,087	0.16%

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES

(Continued)

March 31, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.109% 6/30/2024	07/27/2020	$141,919	$112,116	0.03%
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024	03/27/2020, 08/27/2020	3,670,970	3,440,519	0.86%
Nebari Natural Resources Credit Fund I LP	08/18/2020, 10/05/2020	1,902,826	1,897,113	0.47%
OTG Management, LLC, 3M USD LIBOR + 7.000% — 8.000% 8/26/2021	03/31/2021	53,301	48,318	0.01%
OTG Management, LLC, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021	02/05/2021	19,970	18,104	0.01%
OTGTL, 3M USD LIBOR + 9.000% — 10.000% 8/26/2021	03/31/2021	674,759	613,580	0.15%
PHI Group, Inc.	08/19/2019	210,879	373,954	0.09%
PHI Group, Inc., Restricted	08/19/2019	479,828	808,374	0.20%
Packers Holdings LLC 2020 Incremental Term Loan,1M USD LIBOR + 4.000% — 4.750% 12/4/2024	01/19/2021	17,170	16,798	0.01%
Packers Holdings, LLC First Lien, 1M USD LIBOR + 3.000% — 4.000% 12/4/2024	11/19/2020	952,800	948,605	0.24%
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	585,385	565,690	0.14%
Post Road Special Opportunity Fund I LP	01/26/2021	1,010,162	1,010,162	0.25%
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 4.453% 9/22/2025	04/13/2020	1,622,277	1,900,557	0.47%
Silverpeak Credit Opportunities Onshore Fund LP	11/18/2019, 05/29/2020, 08/20/2020	3,117,127	3,177,000	0.79%
Silverpeak Special Situations	09/25/2020	883,754	843,086	0.21%
Solera Holdings, Inc. USD Term Loan B, 1M USD LIBOR + 2.750% — 2.859% 3/3/2023	11/13/2020, 11/19/2020, 11/20/2020, 01/06/2021, 02/02/2021, 02/03/2021, 03/10/2021, 03/11/2021, 03/12/2021	2,388,055	2,385,622	0.60%
Steenbok Lux Finco 2 SARL, 6M USD LIBOR + 7.875% — 7.875% 12/31/2021	03/26/2020, 06/30/2020, 12/31/2020	2,313,782	2,654,978	0.66%
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.601% 6/30/2025	11/12/2020	849,848	851,676	0.21%
Windstream Rights Offering	11/16/2020	316,230	113,432	0.03%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	249,429	259,039	0.07%
TOTAL RESTRICTED SECURITIES		$44,918,054	$44,802,808	11.16%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the Management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$27,990,710	—	—	$27,990,710
Semiconductor Devices	25,741,376	—	—	25,741,376
Cable & Satellite	17,969,373	—	—	17,969,373
Cement & Aggregates	15,987,359	—	—	15,987,359
Diversified Banks	11,748,833	—	—	11,748,833
P&C Insurance	11,615,530	—	—	11,615,530
Electrical Components	10,555,130	—	—	10,555,130
Investment Companies	10,369,916	—	—	10,369,916
Industrial Distribution & Rental	8,464,209	—	—	8,464,209
Insurance Brokers	8,432,611	—	—	8,432,611
Banks	7,735,704	—	—	7,735,704
Application Software	4,497,121	—	$2,499,525	6,996,646
Railroad Rolling Stock	6,381,088	—	—	6,381,088
Midstream - Oil & Gas	5,075,070	—	—	5,075,070
Apparel, Footwear & Accessory Design	4,512,278	—	—	4,512,278
Base Metals	4,296,075	—	—	4,296,075
Telecom Carriers	4,121,294	—	—	4,121,294
Infrastructure Software	3,607,066	—	—	3,607,066
Commercial & Residential Building Equipment & Systems	3,523,512	—	—	3,523,512
Internet Based Services	2,996,174	—	—	2,996,174
Real Estate Owners & Developers	2,838,020	—	—	2,838,020
Hotels, Restaurants & Leisure	2,403,825	—	—	2,403,825
E-Commerce Discretionary	2,116,298	—	—	2,116,298
Integrated Utilities	1,343,992	—	—	1,343,992
Medical Equipment	1,319,459	—	—	1,319,459
Oil & Gas Services & Equipment	1,267,246	—	—	1,267,246
Energy	1,182,328	—	—	1,182,328
Retailing	—	—	276,197	276,197
Other Common Stocks	11,094,999	—	—	11,094,999
Limited Partnerships	—	—	12,021,502	12,021,502
Preferred Stock
Engineering Services	—	—	497,760	497,760
Closed End Fund	—	$2,062,190	—	2,062,190
Rights / Warrants
Midstream - Oil & Gas	—	—	113,432	113,432
Energy	26,543	—	—	26,543
Commercial Mortgage-Backed Securities
Non-Agency	—	489,047	—	489,047
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	10,689,537	1,630,687	12,320,224
Asset-Backed Securities
Collateralized Loan Obligation	—	24,578,684	1,444,000	26,022,684
Equipment	—	2,923,233	482,253	3,405,486
Other	—	5,825,173	866,550	6,691,723
Corporate Bonds & Notes	—	31,483,305	—	31,483,305
Corporate Bank Debt	—	20,625,667	5,524,207	26,149,874
Short-Term Investment	—	69,620,000	—	69,620,000
	$219,213,139	$168,296,836	$25,356,113	$412,866,088

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2021:

Investments	Beginning Value at December 31, 2020	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2021
Common Stocks Application Software	$2,499,525	—	—	—	—	$2,499,525	—
Common Stocks Retailing	12,846	$(265,321)	$528,672	—	—	276,197	$(265,321)
Limited Partnerships	5,609,247	4,636	6,767,565	$(359,946)	—	12,021,502	4,636
Preferred Stock Engineering Services	248,880	248,880	—	—	—	497,760	248,880
Rights / Warrants Midstream - Oil & Gas	113,432	—	—	—	—	113,432	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	125,912	(211)	1,504,986	—	—	1,630,687	(225)
Residential Mortgage-Backed Securities Collateralized Mortgage Obligation	—	—	1,444,000	—	—	1,444,000	—
Asset-Backed Securities Equipment	463,354	27,734	—	(8,835)	—	482,253	27,728
Asset-Backed Securities Other	—	(5,450)	872,000	—	—	866,550	(5,450)
Corporate Bank Debt	6,545,478	(178,082)	7,420,017	(83,346)	$(8,179,860)	5,524,207	(35,478)
Closed End Fund	2,018,813	43,377	—	—	(2,062,190)	—	43,377
	$17,637,487	$(124,437)	$18,537,240	$(452,127)	$(10,242,050)	$25,356,113	$18,147

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.

There were transfers of $10,242,050 out of Level 3 into Level 2 during the period ended March 31, 2021. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2021:

Financial Assets	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stock - Application Software	$2,499,525	Restricted Assets (a)	Quotes/Prices	$575.00	$575.00

Common Stock - Retailing	$276,197	Pricing Model (b)	Quotes/Prices	$9.00 - $16.00	$15.51

Preferred Stock - Engineering Services	$497,760	Pricing Model (f)	Capital Structure	$700.00	$700.00

Rights/Warrants - Oil & Gas Services & Equipment	$113,432	Pricing Model (b)	Quotes/Prices	$11.00	$11.00

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$1,630,687	Third-Party Broker Quote (c)	Quotes/Prices	$100.00 - $100.55	$100.04

Asset-Backed Securities - Collateralized Loan Obligation	$1,444,000	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Equipment	$482,253	Third-Party Broker Quote (c)	Quotes/Prices	$91.00	$91.00

Asset-Backed Securities - Other	$866,550	Third-Party Broker Quote (c)	Quotes/Prices	$99.38	$99.38

Corporate Bank Debt	$864,331	Pricing Vendor	Prices	$90.65 - $100.18	$92.68
	$808,651	Pricing Model (b)	Quotes/Prices	$13.00 - $77.00	$78.67
	$3,851,225	Pricing Model (d)	Amortized Cost	$93.00- $95.00	$93.21

Limited Partnerships	$12,021,502	NAV as Practical Expedient (e)	N/A	$91.44- $102.36	$96.77

(a)   The fair value of the investment is based on the initial purchase price. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

(b)   The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c)   The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(d)   The Pricing Model technique for Level 3 securities involves amortized cost. If the financial condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of the investment could be lower.

(e)   No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

(f)   The Pricing Model technique for Level 3 securities involves valuation of the security's position within the capital structure of the firm.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2021 (excluding short-term investments), was $279,817,866 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$69,548,672
Gross unrealized depreciation:	(6,120,450)
Net unrealized appreciation:	$63,428,222